CONVERTIBLE NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
CONVERTIBLE NOTES
CONVERTIBLE NOTES

NOTE 6 — CONVERTIBLE NOTES

During the three months ended March 31, 2024, the Company received $0 from ConnectM in the form of convertible notes, with terms identical to those of the Working Capital Loans (Note 5) from the Sponsor. As of March 31, 2024 and December 31, 2023, $445,000 was due to ConnectM, included in convertible notes on the unaudited condensed consolidated balance sheets.

NOTE 6 — CONVERTIBLE NOTE

During the years ended December 31, 2023 and 2022, the Company received $445,000 and $0, respectively, from ConnectM in the form of convertible notes, with terms identical to those of the Working Capital Loans (Note 5) from the Sponsor. As of December 31, 2023, $445,000 was due to ConnectM, included in convertible note on the consolidated balance sheet.